Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount
Basic earnings	€ 5,334	€ 4,140	€ 12,126
Basic earnings from continuing operations	5,334	4,140	12,126
Diluted earnings	5,334	4,140	12,126
Diluted earnings from continuing operations	€ 5,334	€ 4,140	€ 12,126
Weighted average number of ordinary shares outstanding during the period
Basic earnings (in shares)	3,228,700,000	3,562,900,000	3,619,100,000
Effect of dilutive instruments:
Share plans (in shares)	0.0	2,400,000	5,200,000
Diluted earnings (in shares)	3,228,700,000	3,565,300,000	3,624,300,000
Per ordinary share
Basic earnings (in EUR per share)	€ 1.65	€ 1.16	€ 3.35
Basic earnings from continuing operations (in EUR per share)	1.65	1.16	3.35
Diluted earnings (in EUR per share)	1.65	1.16	3.35
Diluted earnings from continuing operations (in EUR per share)	€ 1.65	€ 1.16	€ 3.35